Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.008	$ 0.008
Ordinary shares, shares authorized (in Shares)	[1]	20,000,000,000	20,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	16,216,825	16,216,825
Ordinary shares, shares outstanding (in Shares)	[1]	16,216,825	16,216,825
Class B Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.008	$ 0.008
Ordinary shares, shares authorized (in Shares)	[1]	5,000,000,000	5,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	110,000	110,000
Ordinary shares, shares outstanding (in Shares)	[1]	110,000	110,000

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.